Trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 7,107	$ 8,066
Trade receivables [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	7,107	8,066
Trade receivables [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	7,158	8,128
Trade receivables [member] | Provision for doubtful receivable [member]
Disclosure of provision matrix [line items]
Provision for doubtful receivable	$ (51)	$ (62)